The UBS Funds

Prospectus Supplement | June 30, 2022

Includes:

•  UBS Sustainable Development Bank Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus, dated October 28, 2021, as supplemented, for UBS Sustainable Development Bank Bond Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective June 30, 2022, Marco Bontognali will be added as a portfolio manager for the Fund.

Therefore, effective June 30, 2022, the following bullet is added under the heading "UBS Sustainable Development Bank Bond Fund-Fund Summary" and the sub-heading "Portfolio manager" on page 57 of the Prospectus for Class A and P shares, and under the heading "UBS Sustainable Development Bank Bond Fund—Fund Summary" and the sub-heading "Portfolio manager" on page 31 of the Prospectus for Class P2 shares (such sub-headings also being revised to read "Portfolio Managers"):

• Marco Bontognali, portfolio manager of the Fund since June 2022.

Additionally, effective June 30, 2022, the information under the heading "Additional Information" and the sub-headings "Management—Portfolio management—UBS Sustainable Development Bank Bond Fund" on page 140 of the Prospectus for Class A and P shares and the information under the heading "Additional Information" and the sub-headings "Management—Portfolio management—UBS Sustainable Development Bank Bond Fund" on page 73 of the Prospectus for Class P2 shares is deleted in its entirety and replaced by the following:

UBS Sustainable Development Bank Bond Fund

Marco Bontognali is the lead portfolio manager, and Matthias Dettwiler is a co-portfolio manager for UBS Sustainable Development Bank Bond Fund. As portfolio managers of the Fund, Messrs. Bontognali and Dettwiler have access to other members of the Fixed Income investment management team who may contribute to security selection and portfolio construction.

Marco Bontognali is a portfolio manager within the Index Fixed Income team and a Director at UBS Asset Management. In this role, he is responsible for managing a range of passive strategies. Mr. Bontognali joined UBS Asset Management in 2018. Prior to this, he worked in Vontobel Asset Management where he managed Swiss Franc and global fixed income portfolios including sustainable investment strategies. Mr. Bontognali has been a portfolio manager of the Fund since June 2022.

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Matthias Dettwiler is Head of Index Fixed Income and has overall responsibility for all index tracking fixed income portfolios globally. Mr. Dettwiler is a Managing Director at UBS Asset Management and has been with UBS since 1995 and joined fixed income portfolio management in 2000. Mr. Dettwiler has been a portfolio manager of the Fund since inception.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds

Supplement to the Statement of Additional Information | June 30, 2022

Includes:

•  UBS Sustainable Development Bank Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Statement of Additional Information ("SAI"), dated October 28, 2021, as supplemented, for UBS Sustainable Development Bank Bond Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective June 30, 2022, Marco Bontognali will be added as a portfolio manager for the Fund.

Therefore, effective June 30, 2022, on page 82 in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the following information is added:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Marco Bontognali***** (UBS Sustainable Development Bank Bond Fund)	—	—	18	$19,317	16	$1,401

  *****  Mr. Bontognali became a portfolio manager of UBS Sustainable Development Bank Bond Fund on June 30, 2022. Information for Mr. Bontognali is as of March 31, 2022.

In addition, effective June 30, 2022, on page 85 of the SAI, under the heading "Investment advisory, principal underwriting and other service arrangements " and the sub-heading "Portfolio managers," the following information is added:

Portfolio manager/Fund	Range of shares owned
Marco Bontognali****** (UBS Sustainable Development Bank Bond Fund)	None

  ******  Mr. Bontognali became a portfolio manager of UBS Sustainable Development Bank Bond Fund on June 30, 2022. Information for Mr. Bontognali is as of March 31, 2022.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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